UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 -    Schedule of Investments

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.1%           Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                         5.50%, 1/01/22                                                                  $    5,250   $   4,975,425
                         Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                         Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                         Series A, 5.625%, 8/01/25                                                            2,200       1,900,448
                         Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                         Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                         Series A, 5.875%, 8/01/36                                                            6,425       5,316,302
                                                                                                                      -------------
                                                                                                                         12,192,175
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 12.9%          Arizona State Transportation Board, Highway Revenue Bonds,
                         Sub-Series A, 5%, 7/01/21                                                            5,825       6,014,312
                         Arizona State Transportation Board, Highway Revenue Bonds,
                         Sub-Series A, 5%, 7/01/22                                                            7,030       7,239,986
                         Arizona State Transportation Board, Highway Revenue Bonds,
                         Sub-Series A, 5%, 7/01/23                                                            5,240       5,407,523
                         Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                         Schools Project 1), Series A, 6.75%, 7/01/29                                         3,300       2,894,265
                         Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
                         (CRS Pine Ridge Housing Corporation), Series A-1, 6%,
                         10/20/31 (b)(c)                                                                      5,000       5,103,400
                         Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
                         (CRS Pine Ridge Housing Corporation), Series A-1, 6.05%,
                         10/20/36 (b)(c)                                                                      5,000       5,039,350
                         Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                         (America West Airlines Inc. Project), AMT, 6.25%,
                         6/01/19                                                                              3,000       2,362,410
                         Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                         West Airlines Inc. Project), AMT, 6.30%,
                         4/01/23                                                                              5,090       3,840,354
                         Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                         Project), 6.25%, 7/20/22 (c)                                                         1,610       1,694,557

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT           IDRernative Minimum Tax (subject to)
COP           Certificates of Participation
EDA           M/Fnomic Development Authority
EDR           PCRnomic Development Revenue Bonds
GO            PILOTal Obligation Bonds
HDA           S/Fsing Development Authority
HFA           VRDNing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
PILOT         Payment in Lieu of Taxes
S/F           Single-Family
VRDN          Variable Rate Demand Notes

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                         Project), 6.45%, 7/20/32 (c)                                                    $    1,425   $   1,475,132
                         Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                         Project), 6.55%, 7/20/37 (c)                                                         1,305       1,345,794
                         Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
                         Charter Schools Project II), Series A, 6.75%,
                         7/01/11 (d)                                                                            570         631,098
                         Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
                         Charter Schools Project II), Series A, 6.75%, 7/01/31                                  775         778,790
                         Pima County, Arizona, IDA, Revenue Bonds (Tucson Electric Power Company),
                         Series A, 6.375%, 9/01/29                                                            3,000       3,005,100
                         Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                         Bonds, 5%, 12/01/32                                                                 10,020       8,518,703
                         Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                         Bonds, 5%, 12/01/37                                                                 11,525       9,584,651
                         Vistancia Community Facilities District, Arizona, GO, 5.50%,
                         7/15/20                                                                              3,000       2,913,000
                         Vistancia Community Facilities District, Arizona, GO, 5.75%,
                         7/15/24                                                                              2,125       2,064,501
                         Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds
                         (Yavapai Regional Medical Center), Series A, 6%, 8/01/33                             5,900       5,862,240
                                                                                                                      -------------
                                                                                                                         75,775,166
-----------------------------------------------------------------------------------------------------------------------------------
California - 10.3%       California State, GO, 5%, 4/01/31 (e)                                                   10           9,839
                         California State, GO, Refunding, 5%, 6/01/32                                        11,335      11,102,292
                         California State Public Works Board, Lease Revenue Bonds (Department of
                         Corrections), Series C, 5%, 6/01/25                                                  2,000       1,995,360
                         California State Public Works Board, Lease Revenue Bonds (Department of
                         Mental Health - Coalinga State Hospital), Series A, 5.125%, 6/01/29                  4,500       4,468,365
                         California State, Various Purpose, GO, 5.25%, 11/01/25                               6,800       6,921,040
                         California State, Various Purpose, GO, 5.50%, 11/01/33                               5,550       5,642,962
                         Golden State Tobacco Securitization Corporation of California, Tobacco
                         Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (d)                            5,500       6,542,745
                         Golden State Tobacco Securitization Corporation of California, Tobacco
                         Settlement Revenue Bonds, Series A-4, 7.80%, 6/01/13 (d)                             7,500       8,898,225
                         Golden State Tobacco Securitization Corporation of California, Tobacco
                         Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%, 6/01/47               3,090       2,271,737
                         Santa Clara, California, Subordinated Electric Revenue Bonds,
                         Series A, 5%, 7/01/22 (f)                                                            5,145       5,261,689

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         University of California Revenue Bonds (Multiple Purpose Projects),
                         Series Q, 5%, 9/01/21 (g)                                                       $    7,465   $   7,659,986
                                                                                                                      -------------
                                                                                                                         60,774,240
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.8%          Colorado Educational and Cultural Facilities Authority, Revenue Refunding
                         Bonds (University of Denver Project), Series B, 5.25%,
                         3/01/16 (d)(h)                                                                       3,245       3,609,543
                         Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                         Series D-2, 6.90%, 4/01/29                                                             230         240,683
                         Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
                         Valley Health Care), 5.20%, 3/01/31 (g)                                              1,425       1,436,386
                         Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D,
                         7.75%, 11/15/13 (e)                                                                  7,080       7,666,720
                         Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                         Fee), Series A, 7.10%, 9/01/14                                                       1,415       1,465,402
                         Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                         Fee), Series A, 7.35%, 9/01/31                                                       5,065       5,012,425
                         Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                         Bonds (Public Improvement Fees), 8%, 12/01/25                                        6,850       7,169,553
                         Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                         Bonds (Public Improvement Fees), 8.125%, 12/01/25                                    1,885       1,889,467
                                                                                                                      -------------
                                                                                                                         28,490,179
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%       Connecticut State Development Authority, IDR
                         (AFCO Cargo BDL-LLC Project), AMT, 7.35%, 4/01/10                                      250         249,790
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 7.4%           Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
                         Bonds (JetBlue Airways Corp.), AMT, 6.50%, 11/15/36                                  2,500       1,710,450
                         Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                         Bonds (Adventist Health System), Series C, 5.25%, 11/15/36                           4,240       4,024,438
                         Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                         (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30                           11,500      10,864,280
                         Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                         (National Gypsum Company), AMT, Series B, 7.125%, 4/01/30                            5,000       4,723,600
                         Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa
                         General Hospital Project), 5%, 10/01/36                                              2,870       2,578,609
                         Lee County, Florida, Revenue Bonds, 5%, 10/01/22 (e)                                 4,705       4,809,827
                         Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                         International Airport), AMT, Series A, 5.25%,
                         10/01/38 (i)                                                                         5,150       4,924,585

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Midtown Miami, Florida, Community Development District, Special Assessment
                         Revenue Bonds, Series B, 6.50%, 5/01/37                                         $    5,395   $   4,956,602
                         Orange County, Florida, Health Facilities Authority, Health Care Revenue
                         Refunding Bonds (Orlando Lutheran Towers), 5.375%,
                         7/01/20                                                                              1,100         984,082
                         Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%, 7/01/28              4,620       4,022,588
                                                                                                                      -------------
                                                                                                                         43,599,061
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.5%           Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                         7.90%, 12/01/11 (d)                                                                  4,600       5,384,760
                         Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
                         Series A, 6.375%, 7/15/38                                                            3,445       3,140,531
                         Private Colleges and Universities Authority, Georgia, Revenue Refunding
                         Bonds (Emory University Project), Series C, 5%, 9/01/38                              6,400       6,424,896
                                                                                                                      -------------
                                                                                                                         14,950,187
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.7%             Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior
                         Series C-2, 7.15%, 7/01/23                                                              65          67,452
                         Power County, Idaho, Industrial Development Corporation, Solid Waste
                         Disposal Revenue Bonds (FMC Corporation Project),
                         AMT, 6.45%, 8/01/32                                                                 10,000       9,808,800
                                                                                                                      -------------
                                                                                                                          9,876,252
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 1.7%          Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds
                         (Forest City Project), 5.90%, 3/01/27                                                1,000         907,730
                         Illinois State Finance Authority Revenue Bonds (Friendship Village of
                         Schaumburg), Series A, 5.625%, 2/15/37                                               1,750       1,376,952
                         Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                         Project), Series A, 6%, 5/15/37                                                      2,155       1,875,065
                         Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
                         Project), Series A, 7%, 12/01/37                                                     1,445       1,390,971
                         Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                         Revenue Bonds (McCormick Place Expansion), Series A, 5.50%,
                         6/15/23 (f)                                                                          4,000       4,220,760
                                                                                                                      -------------
                                                                                                                          9,771,478
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.4%           Daviess County, Indiana, EDR (Daviess Community Hospital Project),
                         Refunding, VRDN, 9%, 1/01/29 (j)(k)                                                  2,630       2,630,000
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.2%            Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                         Series C, 6.875%, 5/15/12 (d)                                                        1,250       1,432,138
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.6%          Kentucky Economic Development Finance Authority, Health System Revenue
                         Refunding Bonds (Norton Healthcare, Inc.), Series A, 6.625%, 10/01/10 (d)            2,350       2,580,629

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Kentucky Economic Development Finance Authority, Health System Revenue
                         Refunding Bonds (Norton Healthcare, Inc.), Series A, 6.625%, 10/01/28           $      650   $     678,854
                                                                                                                      -------------
                                                                                                                          3,259,483
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.7%         Louisiana Local Government Environmental Facilities and Community
                         Development Authority Revenue Bonds (Westlake Chemical Corporation),
                         6.75%, 11/01/32                                                                     10,000       9,707,600
                         Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                         Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36              6,750       6,381,180
                         Louisiana Public Facilities Authority, Revenue Refunding Bonds (Pennington
                         Medical Foundation Project), 5%, 7/01/31                                             1,000         895,730
                         Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                         Bonds, Series B, 5%, 6/01/20 (e)                                                    10,000       9,728,600
                         Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                         Project), 6.50%, 1/01/17                                                            19,000      18,679,470
                                                                                                                      -------------
                                                                                                                         45,392,580
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 3.0%          Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B,
                         5.875%, 9/01/39                                                                      1,920       1,669,286
                         Maryland State Community Development Administration, Department of Housing
                         and Community Development, Residential Revenue Refunding Bonds, AMT,
                         Series A, 4.65%, 9/01/32                                                             2,580       2,111,137
                         Maryland State Energy Financing Administration, Limited Obligation Revenue
                         Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19                            3,000       2,900,130
                         Maryland State Health and Higher Educational Facilities Authority, Revenue
                         Refunding Bonds (Peninsula Regional Medical Center), 5%, 7/01/36                     5,000       4,775,450
                         Maryland State Health and Higher Educational Facilities Authority, Revenue
                         Refunding Bonds (University of Maryland Medical System),
                         6%, 7/01/12 (d)                                                                      4,000       4,416,840
                         Maryland State Industrial Development Financing Authority, EDR (Our Lady
                         of Good Counsel School), Series A, 6%, 5/01/35                                         500         479,420
                         Prince Georges County, Maryland, Special Obligation Bonds (National Harbor
                         Project), 5.20%, 7/01/34                                                             1,500       1,266,960
                                                                                                                      -------------
                                                                                                                         17,619,223
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.8%     Massachusetts State Development Finance Agency, Human Service Provider
                         Revenue Bonds (Seven Hills Foundation & Affiliates), 5%, 9/01/35 (k)                 3,500       2,992,640
                         Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                         (Western New England College), Series A, 5%, 9/01/33 (i)                             2,750       2,684,578

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%,
                         1/01/14 (d)(h)                                                                  $   10,000   $  10,774,500
                                                                                                                      -------------
                                                                                                                         16,451,718
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.6%          Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                         Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13                   6,060       6,749,022
                         Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
                         Ford Health System), Series A, 5.25%, 11/15/32                                       1,000         933,660
                         Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.),
                         6.20%, 9/01/20                                                                       2,500       1,826,500
                                                                                                                      -------------
                                                                                                                          9,509,182
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.6%         Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                         Series A, 6%, 8/20/21 (c)                                                              420         451,807
                         Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                         Series A, 6.20%, 2/20/43 (c)                                                         2,000       2,117,540
                         Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft
                         Project), AMT, 5.95%, 5/01/30                                                          920         932,871
                                                                                                                      -------------
                                                                                                                          3,502,218
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 3.6%          Missouri State Highways and Transportation Commission, First Lien State
                         Road Revenue Bonds, Series A, 5%, 5/01/20                                            5,000       5,291,450
                         Missouri State Highways and Transportation Commission, First Lien State
                         Road Revenue Bonds, Series A, 5%, 5/01/21                                           15,000      15,762,600
                                                                                                                      -------------
                                                                                                                         21,054,050
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%          Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25%, 6/15/24                  865         844,456
                         Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25%, 6/15/25                  905         874,257
                                                                                                                      -------------
                                                                                                                          1,718,713
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.6%     New Hampshire Health and Education Facilities Authority, Revenue Refunding
                         Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22                                   3,425       3,456,476
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 17.2%       New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                         11,435      10,798,185
                         New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
                         Series A, 5.75%, 1/01/25                                                               710         653,676
                         New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
                         Series A, 5.875%, 1/01/37                                                              230         202,464
                         New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home),
                         Series A, 6.375%, 11/01/31                                                           3,000       2,839,350
                         New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                         5%, 7/01/29 (f)                                                                     20,000      19,668,000
                         New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village
                         Inc. Facility), Series A, 7.25%, 11/15/11 (d)                                        4,400       5,025,592

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                         5.25%, 3/01/23                                                                  $    8,825   $   9,167,587
                         New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                         Project), AMT, 6.25%, 9/15/19                                                        3,905       3,076,086
                         New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                         Project), AMT, 6.25%, 9/15/29                                                       14,000      10,030,020
                         New Jersey Health Care Facilities Financing Authority Revenue Bonds
                         (Pascack Valley Hospital Association), 6%, 7/01/13                                   1,335         924,888
                         New Jersey Health Care Facilities Financing Authority Revenue Bonds
                         (Pascack Valley Hospital Association), 6.625%, 7/01/36                               1,835       1,271,288
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series A, 5.50%, 12/15/21                                      3,975       4,349,962
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series A, 5.50%, 12/15/22                                      6,600       7,197,432
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series C, 5.05%, 12/15/35 (e)(l)                              13,110       2,956,436
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series D, 5%, 6/15/19 (g)                                      5,425       5,671,621
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series D, 5%, 6/15/20                                          9,410       9,857,728
                         New Jersey State Transportation Trust Fund Authority, Transportation
                         System Revenue Bonds, Series D, 5%, 6/15/20 (g)                                      7,000       7,267,400
                                                                                                                      -------------
                                                                                                                        100,957,715
-----------------------------------------------------------------------------------------------------------------------------------
New York - 10.7%         Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
                         (Saint Francis Hospital), Series A, 7.50%, 3/01/29                                   2,200       2,338,358
                         Metropolitan Transportation Authority, New York, Transportation Revenue
                         Refunding Bonds, Series F, 5%, 11/15/35                                             11,000      10,790,340
                         New York City, New York, City IDA, PILOT Revenue Bonds
                         (Queens Baseball Stadium Project), 5%, 1/01/22 (e)                                   2,000       1,992,180
                         New York City, New York, City IDA, PILOT Revenue Bonds
                         (Queens Baseball Stadium Project), 5%, 1/01/23 (e)                                   2,175       2,150,705
                         New York City, New York, City IDA, Special Facility Revenue Bonds (British
                         Airways Plc Project), AMT, 7.625%, 12/01/32                                          1,250       1,026,025

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         New York City, New York, City Transitional Finance Authority, Building Aid
                         Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38                             $    1,970   $   1,824,673
                         New York City, New York, GO, Refunding, Series A, 6.375%,
                         5/15/14 (h)                                                                          1,020       1,088,524
                         New York City, New York, GO, Refunding, Series A, 6.375%,
                         5/15/15 (h)                                                                             95         101,382
                         New York City, New York, GO, Series O, 5%, 6/01/33                                   2,500       2,499,825
                         New York State Dormitory Authority, Non-State Supported Debt, Revenue
                         Refunding Bonds (Mount Sinai Health), Series A, 6.75%, 7/01/10 (d)                   3,145       3,429,748
                         New York State Dormitory Authority, Non-State Supported Debt, Revenue
                         Refunding Bonds (Mount Sinai-NYU Medical Center Health System),
                         Series A, 6.75%, 7/01/20                                                             1,855       1,918,367
                         New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                         (Education), Series F, 5%, 3/15/35                                                   5,000       5,047,400
                         Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration
                         Partners Facility), AMT, 5.50%, 1/01/23                                              2,500       2,153,025
                         Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                         Series C-1, 5.50%, 6/01/21                                                           9,400       9,741,690
                         Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
                         Bonds, 5.25%, 11/15/30                                                              10,000      10,202,600
                         Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                         Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (d)               2,895       3,322,736
                         Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                         Revenue Bonds (Kendal on Hudson Project), Series A, 6.375%, 1/01/24                  3,450       3,457,383
                                                                                                                      -------------
                                                                                                                         63,084,961
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.9%    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                         Series D, 6.75%, 1/01/26                                                             4,750       4,944,798
                         North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A,
                         6.20%, 7/01/16                                                                         145         146,193
                         North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20%, 3/01/16 (b)                  570         597,297
                         North Carolina Medical Care Commission, Health Care Facilities, First
                         Mortgage Revenue Bonds (Arbor Acres Community Project), 6.375%,
                         3/01/12 (d)                                                                          1,000       1,113,310
                         North Carolina Medical Care Commission, Health Care Facilities, First
                         Mortgage Revenue Bonds (Presbyterian Homes Project), 5.40%, 10/01/27                 5,000       4,607,150
                                                                                                                      -------------
                                                                                                                         11,408,748
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 5.6%              American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie
                         State Energy Campus Project), Series A, 5%, 2/15/38                             $    7,135   $   6,796,658
                         Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                         Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                                       7,460       6,631,418
                         Cincinnati, Ohio, City School District, GO (Classroom Construction and
                         Improvement), Refunding, 5.25%, 12/01/20 (h)                                         3,000       3,214,230
                         Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The
                         Metropolitan Sewer District of Greater Cincinnati), Series B, 5%,
                         12/01/28 (f)                                                                         5,065       5,107,951
                         Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement
                         Bonds (Sunset Retirement Communities), Series A, 6.625%, 8/15/30                     2,175       2,221,545
                         Mason, Ohio, City School District, GO (School Improvement), 5%,
                         6/01/14 (d)(g)                                                                       5,000       5,448,850
                         Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                         Revenue Bonds (Cooperative Public Parking Infrastructure Project),
                         6.30%, 2/15/24                                                                         970         978,643
                         Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                         Project), Series A, 6%, 5/15/24                                                        750         688,298
                         Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                         Project), Series A, 6%, 5/15/34                                                      2,250       1,925,910
                                                                                                                      -------------
                                                                                                                         33,013,503
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.5%            Oregon State Department of Administrative Services, COP, Series A, 6%,
                         5/01/10 (d)(e)                                                                       4,405       4,730,662
                         Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70%, 10/01/32          2,380       2,408,060
                         Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square
                         and University Place), Series A, 5.875%, 1/01/22                                     1,610       1,591,533
                                                                                                                      -------------
                                                                                                                          8,730,255
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.1%      Pennsylvania Economic Development Financing Authority, Exempt Facilities
                         Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25%, 11/01/27              5,270       4,508,590
                         Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A,
                         4.60%, 10/01/27                                                                      2,450       2,067,188
                         Pennsylvania State Higher Educational Facilities Authority, Health Services
                         Revenue Refunding Bonds (Allegheny Delaware Valley Obligation), Series C,
                         5.875%, 11/15/16 (f)                                                                16,270      16,199,876
                         Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                         7.75%, 12/01/17                                                                      1,265       1,265,898

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
                         (Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (d)                     $    5,000   $   5,988,550
                                                                                                                      -------------
                                                                                                                         30,030,102
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.2%      Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                         Facility, Revenue Refunding Bonds, 7.25%, 7/15/35                                    4,240       4,250,176
                         Woonsocket, Rhode Island, GO, 6%, 10/01/17 (h)                                       1,225       1,277,516
                         Woonsocket, Rhode Island, GO, 6%, 10/01/18 (h)                                       1,195       1,242,955
                                                                                                                      -------------
                                                                                                                          6,770,647
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.8%      South Dakota State Health and Educational Facilities Authority Revenue
                         Bonds (Sanford Health), 5%, 11/01/40                                                 5,210       4,812,373
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.6%         Hardeman County, Tennessee, Correctional Facilities Corporation
                         Revenue Bonds, 7.75%, 8/01/17                                                        3,775       3,781,946
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 15.5%            Alliance Airport Authority, Inc., Texas, Special Facilities Revenue
                         Refunding Bonds (American Airlines Inc. Project), AMT,
                         5.75%, 12/01/29                                                                      3,500       1,576,295
                         Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                         Inc.), First Tier, Series A, 6.70%, 1/01/11 (d)                                     10,000      10,882,900
                         Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue
                         Bonds (Water at Northern Hills Apartments), Series A, 5.80%, 8/01/21 (f)             1,300       1,201,629
                         Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue
                         Bonds (Water at Northern Hills Apartments), Series A, 6%, 8/01/31 (f)                2,460       2,214,369
                         Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue
                         Bonds (Water at Northern Hills Apartments), Series A, 6.05%, 8/01/36 (f)             1,000         892,990
                         Dallas-Fort Worth, Texas, International Airport Facility Improvement
                         Corporation, Revenue Refunding Bonds (American Airlines, Inc.),
                         AMT, 5.50%, 11/01/30                                                                12,500       5,629,875
                         Gregg County, Texas, Health Facilities Development Corporation, Hospital
                         Revenue Bonds (Good Shepherd Medical Center Project), 6.375%,
                         10/01/10 (d)(k)                                                                      2,000       2,188,020
                         Gregg County, Texas, Health Facilities Development Corporation, Hospital
                         Revenue Bonds (Good Shepherd Medical Center Project), 6.875%,
                         10/01/10 (d)(k)                                                                      3,000       3,313,170
                         Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                         Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project),
                         AMT, 6.40%, 4/01/26                                                                  5,000       5,002,900

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                         Corporation Project), AMT, 7.50%, 5/01/25                                       $    3,900   $   4,048,629
                         Houston, Texas, Airport System, Special Facilities Revenue Bonds
                         (Continental Airlines), AMT, Series E, 7.375%, 7/01/22                               3,500       2,955,575
                         Houston, Texas, Airport System, Special Facilities Revenue Bonds
                         (Continental Airlines), AMT, Series E, 7%, 7/01/29                                   3,000       2,341,350
                         Houston, Texas, Industrial Development Corporation Revenue Bonds
                         (Air Cargo), AMT, 6.375%, 1/01/23                                                    1,595       1,515,681
                         Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                         AMT, 6.375%, 4/01/27                                                                 4,830       4,770,350
                         Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                         AMT, 6.95%, 4/01/30                                                                  3,330       3,410,120
                         North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier,
                         Series F, 6.125%, 1/01/31                                                           12,140      12,286,894
                         San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas
                         Supply Revenue Bonds, 5.50%, 8/01/23                                                 6,955       6,687,302
                         San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas
                         Supply Revenue Bonds, 5.50%, 8/01/25                                                 6,365       6,048,214
                         Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                         Bonds, First Tier, Series A, 5.50%, 8/15/39 (e)                                      6,500       6,596,005
                         Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70%, 9/01/10 (d)(h)              7,020       7,503,116
                                                                                                                      -------------
                                                                                                                         91,065,384
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.0%          James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                         Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A,
                         5.35%, 9/01/26                                                                       1,500       1,373,865
                         James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                         Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A,
                         5.50%, 9/01/34                                                                       2,000       1,759,280
                         Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                         Series B, 6.67%, 8/15/08 (d)(l)                                                     24,800       7,454,136
                         Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                         (Westminster-Canterbury), Series A, 5.20%, 1/01/27                                   1,000         910,460
                                                                                                                      -------------
                                                                                                                         11,497,741
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.4%        Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal
                         Pointe Apartments Project), AMT, 6%, 9/01/22                                           945         946,635

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                    Municipal Bonds                                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal
                         Pointe Apartments Project), AMT, 6.20%, 9/01/32                                 $    1,250   $   1,221,825
                                                                                                                      -------------
                                                                                                                          2,168,460
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.4%         Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50%, 1/01/25                   685         656,655
                         Wisconsin State, GO, AMT, Series B, 6.20%, 11/01/26 (f)                                415         421,217
                         Wisconsin State Health and Educational Facilities Authority, Revenue
                         Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26                         7,925       6,993,416
                                                                                                                      -------------
                                                                                                                          8,071,288
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.7%           Wyoming Community Development Authority, Housing Revenue Bonds, AMT,
                         Series 3, 4.75%, 12/01/37                                                            5,315       4,291,012
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.0%       Puerto Rico Commonwealth Highway and Transportation Authority,
                         Transportation Revenue Refunding Bonds, Series N, 5.25%,
                         7/01/34 (i)                                                                          4,610       4,715,292
                         Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                         Series UU, 5%, 7/01/23 (g)                                                           7,100       7,237,882
                                                                                                                      -------------
                                                                                                                         11,953,174
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
Islands - 1.0%           (Hovensa Refinery), AMT, 6.125%, 7/01/22                                             6,250       6,053,688
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Municipal Bonds - 132.4%                                                                 779,395,306
-----------------------------------------------------------------------------------------------------------------------------------

                         Municipal Bonds Transferred to
                         Tender Option Bond Trusts (m)
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.8%           Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                         Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36                  4,538       4,377,786
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.0%        Sacramento County, California, Airport System Revenue Bonds, AMT, Senior
                         Series B, 5.25%, 7/01/39 (g)                                                         6,133       5,870,925
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%          Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
                         Series C-3, 5.10%, 10/01/41 (g)                                                      7,484       7,412,582
                         Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
                         Series C-7, 5%, 9/01/36 (g)                                                          4,799       4,727,568
                         Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
                         Valley Health Care), Series B, 5.25%, 3/01/36 (g)                                    2,848       2,855,160
                         Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
                         Valley Health Care), Series C, 5.25%, 3/01/40 (g)                                    4,994       4,992,195
                                                                                                                      -------------
                                                                                                                         19,987,505
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.1%       Connecticut State Health and Educational Facilities Authority Revenue Bonds
                         (Yale University), Series X-3, 4.85%, 7/01/37                                        9,269       9,288,061

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                         Municipal Bonds Transferred to                                                         Par
State                    Tender Option Bond Trusts (m)                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Connecticut State Health and Educational Facilities Authority Revenue
                         Bonds (Yale University), Series T-1, 4.70%, 7/01/29                             $    9,134   $   9,130,981
                                                                                                                      -------------
                                                                                                                         18,419,042
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.0%          Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior
                         Series A, 5.25%, 9/01/39 (n)(o)                                                      5,624       5,679,171
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -         North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds
3.2%                     (Duke University Project), Series A, 5%, 10/01/41                                   18,900      19,075,392
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -         Charleston Educational Excellence Financing Corporation, South Carolina,
3.0%                     Revenue Bonds (Charleston County School District), 5.25%, 12/01/28 (i)               7,795       7,936,791
                         Charleston Educational Excellence Financing Corporation, South Carolina,
                         Revenue Bonds (Charleston County School District), 5.25%, 12/01/29 (i)               6,920       7,020,409
                         Charleston Educational Excellence Financing Corporation, South Carolina,
                         Revenue Bonds (Charleston County School District), 5.25%, 12/01/30 (i)               2,510       2,540,271
                                                                                                                      -------------
                                                                                                                         17,497,471
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.9%         Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                         Hospital Revenue Refunding Bonds (Saint Jude Children's Research
                         Hospital), 5%, 7/01/31                                                              11,243      11,197,361
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 8.3%          University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40                        10,605      10,802,359
                         Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                         Sub-Series H-1, 5.35%, 7/01/31 (f)                                                   6,720       6,770,467
                         Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                         Sub-Series H-1, 5.375%, 7/01/36 (f)                                                 30,930      30,994,644
                                                                                                                      -------------
                                                                                                                         48,567,470
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.9%        Central Puget Sound Regional Transportation Authority, Washington, Sales
                         and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (g)                                5,380       5,443,161
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Municipal Bonds Transferred to
                         Tender Option Bond Trusts - 26.6%                                                              156,115,284
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Long-Term Investments
                         (Cost - $958,714,928) - 159.0%                                                                 935,510,590
-----------------------------------------------------------------------------------------------------------------------------------

                         Short-Term Securities                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
                         Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (a)(p)                       12,300,000      12,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Short-Term Securities
                         (Cost - $12,300,000) - 2.1%                                                                     12,300,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Investments (Cost - $971,014,928*) - 161.1%                                            $ 947,810,590

                         Other Assets Less Liabilities - 1.4%                                                             8,180,540

                         Liability for Trust Certificates, Including Interest Expense and
                         Fees Payable - (16.3)%                                                                         (95,759,233)

                         Preferred Stock, at Redemption Value - (46.2)%                                                (271,686,686)
                                                                                                                      -------------
                         Net Assets Applicable to Common Stock - 100.0%                                               $ 588,545,211
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 874,924,041
                                                                  =============
      Gross unrealized appreciation                               $  18,766,742
      Gross unrealized depreciation                                 (41,423,274)
                                                                  -------------
      Net unrealized depreciation                                 $ (22,656,532)
                                                                  =============

(a)   Represents the current yield as of report date.
(b)   FHA Insured.
(c)   GNMA Collateralized.
(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)   AMBAC Insured.
(f)   MBIA Insured.
(g)   FSA Insured.
(h)   FGIC Insured.
(i)   Assured Guaranty Insured.
(j) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k)   Radian Insured.
(l) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(m) Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(n)   BHAC Insured.
(o)   XL Capital Insured.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
                                                         Activity
      Affiliate                                           (000)          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       7,398,627      $ 232,292
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Fund, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Fund, Inc.

Date: September 19, 2008